MINERAL PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES (Tables)
Mineral properties
	Springpole	Cameron	Duquesne/Pitt	Hope Brook (Note 6(a))	Pickle Crow (Note 6(b))	Goldlund (Note 7)	Others (1)	Total
Balance December 31, 2020	$87,907	$31,875	$7,229	$20,612	$24,986	$-	$6,820	$179,429
Acquisition	$1,222	21	-	-	-	-	1,047	$2,290
Concessions, taxes and royalties	$684	32	3	20	-	-	-	$739
Salaries and share-based payments	$3,311	185	6	44	22	-	117	$3,685
Drilling, exploration, and technical consulting	$4,235	102	6	16	3,251	-	559	$8,169
Assaying, field supplies, and environmental	$5,194	80	-	3	-	-	19	$5,296
Travel and other expenditures	$1,512	34	-	17	-	-	6	$1,569
Total Expenditures	$16,158	$454	$15	$100	$3,273	$-	$1,748	$21,748
Disposal, impairment or reclassification	-	-	-	(2,685)	(28,259)	-	(216)	(31,160)
Balance December 31, 2021	$104,065	$32,329	$7,244	$18,027	$-	$-	$8,352	$170,017
	Springpole	Cameron	Duquesne/ Pitt	Hope Brook	Pickle Crow	Goldlund	Others (1)	Total
Balance December 31, 2019	$76,775	$27,374	$7,217	$20,071	$19,263	$98,894	$3,221	$252,815
Acquisition	$-	4,219	-	-	-	-	-	$4,219
Concessions, taxes and royalties	$740	11	3	20	20	2	60	$856
Salaries and share-based payments	$1,300	145	1	148	71	430	7	$2,102
Drilling, exploration, and technical consulting	$4,828	52	8	140	4,409	796	37	$10,270
Assaying, field supplies, and environmental	$3,555	50	-	123	1,217	255	8	$5,208
Travel and other expenditures	$709	24	-	110	6	126	2	$977
Total Expenditures	$11,132	$4,501	$12	$541	$5,723	$1,609	$114	$23,632
Disposal, impairment or reclassification	-	-	-	-	-	(100,503)	3,485	(97,018)
Balance December 31, 2020	$87,907	$31,875	$7,229	$20,612	$24,986	$-	$6,820	$179,429

Summarizes of the deconsolidation of PC Gold
June 9, 2021
Fair Value of retained interest in PC Gold Inc.
112,146,017 shares at $0.32 per share (deemed FV based on underlying property interest)	$36,000
Provision for Pickle Crow reclamation funding	(1,160)

Fair value of Auteco shares received as additional consideration (Note 3)	8,640

Option – PC Gold liability fair value of Stage 2 and final earn in options	(17,306)

Net assets of PC Gold
Prepaids	3
Reclamation deposit	120
Mineral property, net	20,358
Environmental reclamation liability, net	(3,137)
Net assets of subsidiary	17,344

Gain on loss of control of subsidiary, Net	$8,830